Expense Example, No Redemption - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2035 Fund	Sep. 08, 2023 USD ($)
Fidelity Advisor Freedom Blend 2035 Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 38
3 Years	119
5 Years	208
10 Years	468
Fidelity Advisor Freedom Blend 2035 Fund - Class C
Expense Example, No Redemption:
1 Year	150
3 Years	465
5 Years	803
10 Years	1,554
Fidelity Advisor Freedom Blend 2035 Fund - Class M
Expense Example, No Redemption:
1 Year	445
3 Years	648
5 Years	868
10 Years	1,498
Fidelity Advisor Freedom Blend 2035 Fund - Class A
Expense Example, No Redemption:
1 Year	644
3 Years	792
5 Years	953
10 Years	1,418
Fidelity Advisor Freedom Blend 2035 Fund - Class I
Expense Example, No Redemption:
1 Year	48
3 Years	151
5 Years	263
10 Years	$ 591